CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2019	Dec. 31, 2018
Current
Cash and cash equivalents		$ 250,153	$ 217,835
Restricted cash and short-term deposits		222,612	332,033
Trade accounts receivable	[1]	17,852	64,918
Inventories		5,590	7,006
Other current assets		16,047	18,720
Amounts due from related parties		5,207	9,425
Total current assets		517,461	649,937
Non-current
Restricted cash		152,664	154,393
Investments in affiliates		507,100	571,782
Asset under development		284,344	20,000
Vessels and equipment, net		3,180,952	3,271,379
Other non-current assets		75,095	139,104
Total assets		4,717,616	4,806,595
Current
Current portion of long-term debt and short-term debt		(975,027)	(730,257)
Trade accounts payable		(102,939)	(9,701)
Accrued expenses		(75,306)	(133,234)
Other current liabilities		(144,208)	(121,529)
Amounts due to related parties		(6,247)	(5,417)
Total current liabilities		(1,303,727)	(1,000,138)
Non-current
Long-term debt		(1,579,365)	(1,835,102)
Other non-current liabilities		(142,486)	(145,564)
Total liabilities		(3,025,578)	(2,980,804)
Equity
Stockholders' equity		(1,490,084)	(1,745,125)
Non-controlling interests		(201,954)	(80,666)
Total liabilities and stockholders' equity		$ (4,717,616)	$ (4,806,595)

[1]	This includes amounts arising from transactions with related parties (see note 17).